Equity - Schedule of Ordinary Shares (Detail) $ in Thousands	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 TWD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 TWD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 TWD ($) shares
Equity [Abstract]
Number of shares authorized	500,000,000	500,000,000	500,000,000	500,000,000	200,000,000	200,000,000
Amount of shares authorized (NT$ thousand)	$ 5,000,000	$ 5,000,000		$ 5,000,000		$ 2,000,000
Number of shares issued and fully paid	189,954,970	189,954,970	160,248,940	160,248,940	130,128,940	130,128,940
Amount of shares issued and fully paid | $	$ 61,366,844		$ 51,627,219		$ 41,514,016